LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2024
Lease Commitments
LEASE COMMITMENTS

NOTE 12 — LEASE COMMITMENTS

Operating lease

After the acquisition of Cloudburst, the Company entered into a new non-cancelable operating lease agreement with Scandium, LLC, for the lease of a new floor in the same building as it had occupied. This new lease agreement commenced on December 1, 2019 and expires in 48 months. The monthly rent for the first year was $10,351, the second year was $10,687, the third year was $11,035, and the fourth year was $11,393. The agreement calls for a security deposit of $10,351. As of December 31, 2023, and 2024, the Company does not have leases.

The Company recognized total lease expense of $0 and $116,624, respectively, for the years ended December 31, 2024 and 2023, primarily related to operating rent lease costs paid to lessors.